December 27, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Warburg Pincus Capital Appreciation Fund
    File No.  33-12344

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


               U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 24f-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

1.  Name and address of issuer:  Warburg Pincus Capital Appreciation Fund
                                 466 Lexington Avenue
                                 New York, NY   10017

2.  Name of each series or class of funds for which this notice is filed:

    Warburg Pincus Capital Appreciation Fund - Advisor and Common Shares

3.  Investment Company Act File Number:   811-5041

    Securities Act File Number:   33-12344

4.  Last day of fiscal year for which this notice is filed:   10/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.  Number and aggregate sale price of securities sold during the fiscal year:

                  Advisor Shares      Common Shares          Total

    Number:         1,088,505           10,910,433          11,998,938
    Sale Price:   $18,066,949         $182,785,188        $200,852,137

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  Advisor Shares      Common Shares          Total

    Number:         1,088,505           10,910,433          11,998,938
    Sale Price:   $18,066,949         $182,785,188        $200,852,137

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                 Advisor Shares       Common Shares          Total

    Number:         140,666            1,964,279            2,104,945
    Sale Price:  $2,066,378          $29,110,611          $31,176,989

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $  200,852,137

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +   31,176,989

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -   86,168,618

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +        0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii),
    plus line (iv)] (if applicable):                           $  145,860,508

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                /       3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $   44,200.15

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 17, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Eugene P. Grace
        Eugene P. Grace
        Vice President and Secretary

Date:   December 17, 1996



December 18, 1996


Warburg, Pincus Capital Appreciation Fund
466 Lexington Avenue
New York, New York  10017

Re:  Rule 24f-2 Notice
     for Warburg, Pincus Capital Appreciation Fund
     (Securities Act File No. 33-12344;
     Investment Company Act File No. 811-5041)

Ladies and Gentlemen:

You have requested that we, as counsel to Warburg, Pincus Capital Appreciation Fund, a Massachusetts business trust (the "Fund"), render an opinion in connection with the filing by the Fund of a notice required by Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act"), on Form 24F-2 (the "Form"), for the Fund's fiscal year ended October 31, 1996. We understand that the Fund has previously filed a registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), adopting the declaration authorized by paragraph
(a)(1) of the Rule to the effect that an indefinite number of shares of beneficial interest in the Fund (the "Common Shares") was being registered by such registration statement. The effect of the Notice, when accompanied by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule and by this opinion, will be to make definite in number the number of Common Shares sold by the Fund during the fiscal year ended October 31, 1996 in reliance upon the Rule (the "Rule 24f-2 Shares").

We have examined the Fund's Declaration of Trust, its By-Laws, resolutions adopted by its Board of Trustees, and other records, documents, papers, statutes and authorities as we have deemed necessary to form a basis for the opinion hereinafter expressed. With respect to matters of Massachusetts law, we have relied on the opinion of Messrs. Sullivan & Worcester, a copy of which is attached hereto.

On the basis of the foregoing, and assuming compliance with the 1933 Act, the 1940 Act and applicable state laws regulating the sale of securities, and assuming further that all of the Rule 24f-2 Shares sold during the fiscal year ended October 31, 1996 were sold in accordance with the terms of the Fund's Prospectus and Statement of Additional Information in effect at the time of sale at a sales price in each case in excess of the par value of the Rule 24f-2 Shares, we are of the opinion that such Rule 24f-2 Shares were validly and legally issued, fully paid and non-assessable by the Fund. We note, however, that shareholders of a Massachusetts business trust may under certain circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for that purpose.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice.


Very truly yours,

WILLKIE FARR & GALLAGHER

By:    /s/Rose F. DiMartino
       Rose F. DiMartino
       A Member of the Firm



Boston
December 18, 1996

Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York  10022

Re:  Warburg, Pincus Capital Appreciation Fund: Notice Pursuant to Rule 24f-2

Ladies and Gentlemen:

You have requested our opinion as to certain matters of Massachusetts law related to the Notice (the "Notice") for the fiscal year ended October 31, 1996, which Warburg, Pincus Capital Appreciation Fund, a Massachusetts trust with transferable shares of several series (the "Trust"), is to file pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Trust was organized as "Counsellors Capital Appreciation Fund" under a Declaration of Trust dated January 20, 1987 (the "Original Declaration"), which has been supplemented by a Certificate of Designation of Series dated May 9, 1990 and amended by Amendments dated February 3, 1992 and February
19, 1992 (the Original Declaration, as so supplemented and amended, the "Declaration"). We observed the execution and filing of the Original Declaration, and for purposes of this opinion we have reviewed the actions taken by the Trustees of the Trust to execute and file such Certificate of Designation and such Amendments, to organize the Trust and to authorize the issuance and sale of shares of beneficial interest, one mill ($.001) par value, of the several series authorized by the Declaration (the "Shares"), and we have examined the Declaration, the Bylaws of the Trust, the Notice, the forms of the Prospectus and the Statement of Additional Information presently included in the Trust's Registration Statement on Form N-1A, certificates of public officials and of Trustees and officers of the Trust as to matters of fact, and such other documents and instruments, certified or otherwise identified to our satisfaction, and such questions of law and fact, as we have considered necessary or appropriate for purposes of the opinions expressed herein. We have assumed the genuineness of the signatures on, and the authenticity of, all documents furnished to us, and the conformity to the originals of documents submitted to us as certified copies, which facts we have not independently verified.

Based upon and subject to the foregoing, we hereby advise you that, in our opinion, under the laws of The Commonwealth of Massachusetts:

The Trust is validly existing as a trust with transferable shares of the type commonly called a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of Shares; the Shares issued by the Trust during the fiscal year ended October 31, 1996 (the "Issued Shares") have been duly and validly authorized by all requisite action of the Trustees of the Trust, and no action of the shareholders of the Trust is required in such connection.

The Issued Shares were validly and legally issued, and fully paid and nonassessable by the Trust.

With respect to the opinion stated in paragraph 3 above, we wish to point out that the shareholders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

This letter expresses our opinions as to the provisions of the Declaration and the laws of The Commonwealth of Massachusetts applying to business trusts generally, but does not extend to the Massachusetts Securities Act, or to federal securities or other laws.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission, together with the Notice. In giving such consent, we do not thereby concede that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Very truly yours,

/S/SULLIVAN & WORCESTER LLP
SULLIVAN & WORCESTER LLP